Financial risk management activities - Fair value narrative (Details)		6 Months Ended
	Feb. 12, 2020 USD ($) oz	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset		$ 7,665,000,000	$ 7,672,000,000	$ 7,874,000,000
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset		26,000,000	28,000,000
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset		26,000,000	28,000,000
Decrease due to change in estimate		3,000,000
Impact of unwinding of non-current receivable		$ (1,000,000)
Increase in asset due to a 10% increase in weighted number of ounces			3,000,000
Decrease in asset due to a 10% decrease in weighted number of ounces			3,000,000
South African assets | Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset			$ 26,000,000
South African assets | Discontinued operations
Disclosure of fair value measurement of assets [line items]
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce)	$ 260
Consideration receivable, initial production threshold | oz	250,000
Deferred consideration production threshold, period		6 years
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce)	$ 20
Transaction date ounces of reserves | oz	8,530,000